Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2012 Segment	Jun. 30, 2011	Jun. 30, 2010
Net Income Loss Per Common Share [Line Items]
Percentage of depreciation of lease fleet to cost			70.00%		70.00%
Gross costs of the lease fleet	$ 330,249,000		$ 330,249,000		$ 294,258,000	$ 246,932,000
Period for anticipation for change in total unrecognized tax benefit related to any particular tax position period			12 months		12 months
Common Stock Equivalents ( Warrants and Stock Options)	3,476,058	3,448,488	3,476,058	3,448,585	3,651,063	3,414,674
Minimum probability of fair value is less than carrying amount			50.00%		50.00%
Number of reportable segments					2
Maturity of investments					P3M
Impairment provision related to long-lived assets					0	0
Impairment of goodwill						5,858,000
Carrying value of goodwill	72,664,000		72,664,000		68,449,000	68,948,000	67,919,000
Contributions to defined contribution benefit plans					1,249,000	1,115,000
Prepaid Advertising costs					179,000	257,000
Advertising Costs					2,966,000	2,774,000
Customer Lists
Net Income Loss Per Common Share [Line Items]
Recognized impairment charges						250,000
Pac-Van
Net Income Loss Per Common Share [Line Items]
Impairment of goodwill					5,858,000
Carrying value of goodwill					$ 33,859,000
Minimum
Net Income Loss Per Common Share [Line Items]
Expected period of benefit for Customer base and lists and non-compete agreements					1 year
Minimum | Assets Held under Capital Leases
Net Income Loss Per Common Share [Line Items]
Estimated useful life of lease fleet					5 years
Minimum | Lease fleet
Net Income Loss Per Common Share [Line Items]
Estimated useful life of lease fleet			5 years
Maximum
Net Income Loss Per Common Share [Line Items]
Expected period of benefit for Customer base and lists and non-compete agreements					10 years
Maximum | Assets Held under Capital Leases
Net Income Loss Per Common Share [Line Items]
Estimated useful life of lease fleet					20 years
Maximum | Lease fleet
Net Income Loss Per Common Share [Line Items]
Estimated useful life of lease fleet			20 years